Subsequent events	12 Months Ended
Dec. 31, 2020
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Subsequent events

35. Subsequent events

a. Clarifications on the cyber incident

The Company suffered on January 11, 2021 a cyber incident of type ransomware in its information technology environment.

As a precautionary measure, the Company interrupted its systems, partially affecting, for a short period of time, the operations of its subsidiaries. Immediately, all security and control measures were adopted to remedy the situation and as of January 14, 2021 the operational systems of the Company and its subsidiaries began to be gradually restored, with caution and security, according with the priority and relevance of each affected process. Until the issuance of these financial statements, all the critical information systems of the Company and its subsidiaries are in full operation.

During the ongoing investigations, the Company identified the unauthorized copy and disclosure of certain data and is investigating the amount of exfiltrated and/or disclosed information, as well as the existence of impacts to its businesses and third parties, in order to adopt the appropriate measures.

According to the assessment made to this date, the Company does not expect material effects on its results due to this incident. The Company has a specific insurance policy for cyber incidents, which has already been duly activated.

b. Issuance of Extrafarma subscription bonus shares

On February 24, 2021, the Company’s Board of Directors confirmed the issuance of 70,939 common shares within the authorized capital limit provided by art. 6 of the Company's Bylaws, due to the partial exercise of the rights conferred by the subscription warrants (see note 25) issued by the Company when the merger of all Extrafarma shares by the Company, approved by the extraordinary general meeting of the Company held in January 31, 2014. The share capital of the Company will therefore be represented by 1,115,076,651 common shares, all of which are registered and without par value.

c. Issuance of debentures
On March 19, 2021, our subsidiary Tequimar Vila do Conde Logística Portuária S.A. completed its first issuance of R$360 million nonconvertible unsecured debentures due on March 15, 2028 . The debentures bear semiannual interest of IPCA plus 4.04%. The issuer hedged its exposition by swapping the IPCA to 111.4% of DI.

On March 26, 2021, our subsidiary Terminal Químico de Aratu S.A. – Tequimar completed its second issuance of R$100 million nonconvertible unsecured debentures due on March 15, 2028 .The debentures bear semiannual interest of  IPCA plus 4.37%. The issuer hedged its exposition by swapping the IPCA to 111.4% of DI.

d. Port concessions

On April 9, 2021, Ultracargo, was awarded the concession of IQI13 area in the Itaqui port, state of Maranhão, for storage and handling of liquid bulk products, specially fuels. The minimum installed capacity will be 79 thousand cubic meters. The area will be operated by Ultracargo for at least 20 years, according to the auction notice. The estimated investments regarding this port concession is approximately R$ 310 million, to be disbursed throughout the next six years.